SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of cash and cash equivalents and restricted cash and cash equivalents

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the condensed consolidated statements of cash flows are as follows (in thousands):

			As of
	As of March 31,		December 31,
	2022	2021	2021
Cash and cash equivalents	244,488	21,562	264,615
Restricted cash, short-term	65	65	130
Restricted cash, long-term	812	340	275
Total cash, cash equivalents and restricted cash	245,365	21,967	265,020

The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the statements of cash flows are as follows (in thousands):

	December 31,
	2021	2020
Cash and cash equivalents	$264,615	$11,055
Restricted cash, short-term	130	65
Restricted cash, long-term	275	340
Cash, cash equivalents and restricted cash	$265,020	$11,460

Schedule of carrying value and fair value of financial instruments

The carrying value and fair value of the Company’s financial instruments as December 31, 2021 and 2020, respectively, are as follows:

	As of December 31, 2021
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$22,349	—	—	$22,349
Liabilities
Warrant liabilities - FPA warrants	$1,337	—	—	$1,337
Warrant liabilities - public warrants	$27,669	—	—	$27,669
Warrant liabilities - working capital warrants	—	—	$4,700	$4,700
Warrant liabilities - private warrants	—	—	$15,714	$15,714

In 2021, transfers from Level 2 to Level 3 of the fair value hierarchy were $15.5 million for Private and Working Capital Warrants.

	As of December 31, 2020
	(in thousands)
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
United States money market funds	$7,586	—	—	$7,586
Short-term investments
United States treasury securities	—	$53,553	—	$53,553

Schedule of property equipment and software useful life

Property, Equipment and Software	Useful life (years)
Machinery and equipment	5 years
Electronic equipment	3 years
Vehicles and vehicle hardware	3 – 7 years
Leasehold improvements	Shorter of useful life or lease term
Furniture and fixtures	7 years
Developed software	2 – 4 years